Derivative Financial Instruments and Risk Management Policies - Country Risk (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure of financial liabilities [line items]
Borrowings	€ 35,228
Proportion of net financial debt held (as a percent)	3.60%
Net repatriation of funds from dividends received	€ 746
Telefónica Hispam Norte
Disclosure of financial liabilities [line items]
Borrowings	1,273
Net repatriation of funds to Spain	€ 966